Equity	12 Months Ended
Jun. 30, 2021
Disclosure Of Equity Explanatory [Abstract]
Equity

19. Equity

a)	Capital (number of shares)

Shareholder	2021	2020

Cresud S.A.C.I.F.Y.A.	40,366,917	19,910,800
Board of Directors	190,800	192,800
Executive Board	263,353	263,453
Officers	454,153	456,253
Treasury	3,185,087	2,761,820
Other	58,370,851	38,975,428
Total shares of paid-up capital	102,377,008	62,104,301
Total free float shares	58,370,851	38,975,428
Free float shares as percentage of total shares (%)	57	63

(*)	Cresud maintains an interest in the Company’s capital through other subsidiaries that are wholly controlled by it. On the reporting date, 13,942,265 shares were held by Cresud and 26,424,652 by these subsidiaries.

BrasilAgro is authorized to increase its capital, regardless of the statutory reform, up to the limit of R$3,000,000, as decided by the Board of Directors. At June 30, 2021, BrasilAgro’s subscribed and paid-up capital amounted to R$1,587,985 (R$699,811 at June 30, 2020).

For the year ended June 30,2021 there were two capital increases, as follows: (i) a public offering of 20,000,000 shares at a price of R$22.00 each for a total amount of R$ 440,000, conducted in Brazil in the over-the-counter market with placement efforts abroad, with issuance costs of R$17,186 recorded in equity in “Share issue costs,” net of tax effects of R$5,843 (Note 1.8); (ii) issuance of 20,272,707 common shares without par value, for a total amount of R$448,174, due to the exercise of warrants by the BrasilAgro founding shareholders (Note 1.9).

b)	Capital reserve

Capital Reserves are comprised of amounts received by BrasilAgro, from capital contributions that are not recorded in other capital accounts.

Additional paid in capital

The amount recorded on June 30, 2020 is related to the acquisition of the subsidiary Agrifirma on January 27, 2020 (Note 1.3), a transaction conducted via exchange of shares generated a difference between the amount of the capital increase and the consideration transferred related to the unrestricted shares, as shown below:

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares(*)	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		8,584
		(24,982)

(*)	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.

Agrifirma, selling shareholders preliminary previously received 5,215,385 shares, calculated based on the shareholders’ equity of the acquired company at June 30, 2019 (Initial Exchange Ratio).

With the adjustment of the shareholders’ equity of Agrifirma as of the date of the transaction (Final Exchange Ratio), the parties agreed that 423,815 shares should be returned (Note 19.f).

Furthermore, the agreement establishes indemnity obligations if certain contractually indemnifiable losses occur within two years as from the transaction date. Consequently, the selling shareholders must return an additional number of shares and warrants on January 27, 2022, due to the settlement of a contingency valued at R$3,500.

Share-based compensation

The information on the share-based compensation plan is described in Note 23.

Capital transactions shareholders

As shown in Note 1.3, the difference between the net assets book value of the companies acquired in Bolivia and the consideration transferred was recognized directly under shareholders’ equity, given that the transaction involves entities under common control, as shown below:

2021
Consideration	165,764
Net assets acquired	(154,733)
Effect of reorganization	11,031

c)	Income reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.

BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.

Reserve for investment and expansion

According to article 36, item (c), of BrasilAgro’s articles of incorporation and article 196 of Law No. 6404/76, BrasilAgro may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders’ Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

On October 16, 2020, BrasilAgro approved the payment of dividends at the Annual Shareholders Meeting, which included minimum mandatory dividends of R$28,394 and additional dividends proposed of R$13,606. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will revert toBrasilAgro.

Pursuant to article 36, of BrasilAgro’s Bylaws, profit for the year shall be allocated as follows after allocation to legal reserve: (i) 25% (twenty five percent) of adjusted net profit shall be allocated to the payment of mandatory dividends and (ii) the remaining portion of adjusted net income may be allocated to the reserve for investment and expansion.

The appropriation of net income is as follows:

	2021	2020
Profit for the year	317,646	119,554
(-) Constitution of legal reserve (5% of net profit)	(15,882)	(5,978)
Adjusted profit for the year	301,764	113,576

(-) Mandatory minimum dividends - 25% of adjusted net profit	(75,441)	(28,394)
(-) Additional dividends proposed	(184,559)	(13,606)

Proposed dividends	(260,000)	(42,000)

Constitution of reserve for investments and expansion	41,764	71,576

Total shares of paid up capital (per thousand shares)	102,377	62,104
(-) Treasury shares (per thousand shares)	(3,185)	(2,762)
(=) Outstanding shares (per thousand shares)	99,192	59,342

Dividend per share (R$)	2.62	0.71

e)	Other comprehensive income

At June 30, 2021, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to (R$35,917) (R$76,463 at June 30, 2020), and the accumulated effect reached R$79,422 (R$115,339 at June 30, 2020).

f)	Treasury shares

Under article 20, item XII of the Bylaws of BrasilAgro, the Board of Directors is responsible, among others established in the law or the Bylaws, for deliberating on the acquisition by BrasilAgro of shares issued by itself, to be held in treasury and/or later cancellation or sale.

BrasilAgro approved three (3) Share Repurchase Programs at the Board of Directors meetings held on: (i) September 2, 2013; (ii) June 25, 2016; and, finally, (iii) the last Share Repurchase Program of the Company, approved at the Board of Directors meeting held on September 20, 2016, whose term of eighteen (18) months ended on March 21, 2018. Currently there is no Share Repurchase Program in force, and the number of treasury shares at June 30, 2021 is 3,185,087 that corresponds to R$40,085.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2019	3,086,748	35,208
Transfers (Note 23.a)	(324,928)	(3,707)
At June 30, 2020	2,761,820	31,501
Return of shares – Acquisition of Agrifirma	423,267	8,584
At June 30, 2021	3,185,087	40,085